May 01, 2019
MML Strategic Emerging Markets Fund
MML Strategic Emerging Markets Fund
MML SERIES INVESTMENT FUND II
MML Strategic Emerging Markets Fund
(the “Fund”)
Supplement dated May 28, 2019 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

At the close of business on May 24, 2019, the following changes became effective for the MML Strategic Emerging Markets Fund:

Invesco Advisers, Inc. (“Invesco”) replaced OppenheimerFunds, Inc. (“OFI”) as the subadviser of the MML Strategic Emerging Markets Fund. Therefore, all references to OFI as the subadviser of the MML Strategic Emerging Markets Fund are hereby deleted. The Principal Investment Strategies remain the same, except for substituting all references to OFI with Invesco.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE